Share-based Compensation - Activity (Details) - Class A-2 profits interests - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Profits Interests
Outstanding at the beginning of the period (in shares)	6,069,007	4,434,452	4,434,452
Granted (in shares)	6,418
Interests repurchased (in shares)	(13,495)	(6,796)
Outstanding at the end of the period (in shares)	6,061,930	4,427,656	6,069,007	4,434,452
Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 7.05	$ 6.82	$ 6.82
Interests granted (in dollars per share)	7.52
Interests repurchased (in dollars per share)	7.17	6.46
Outstanding at the end of the period (in dollars per share)	$ 7.05	$ 6.82	$ 7.05	$ 6.82
Weighted Average Remaining Life, outstanding at the beginning of the period
Weighted Average Remaining Life	2 years 26 days	2 years 10 months 24 days	2 years 6 months 15 days	3 years 4 months 24 days
Interests granted (in years)	3 years
Virtu Financial, LLC and subsidiaries
Number of Profits Interests
Outstanding at the beginning of the period (in shares)	6,069,007	4,434,452	4,434,452	2,298,957
Granted (in shares)			1,992,556	2,223,814
Interests repurchased (in shares)			(358,001)	(88,319)
Outstanding at the end of the period (in shares)			6,069,007	4,434,452	2,298,957
Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 7.05	$ 6.82	$ 6.82	$ 6.40
Interests granted (in dollars per share)			7.52	7.19
Interests repurchased (in dollars per share)			6.51	6.57
Outstanding at the end of the period (in dollars per share)			$ 7.05	$ 6.82	$ 6.40
Weighted Average Remaining Life, outstanding at the beginning of the period
Weighted Average Remaining Life			2 years 6 months 15 days	3 years 4 months 24 days	8 months 12 days